UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2016

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress All Cap Opportunity Fund

SEMI-ANNUAL REPORT

June 30, 2016

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1

Sector Allocations	5

Schedules of Investments

Congress Large Cap Growth Fund	6

Congress Mid Cap Growth Fund	8

Congress All Cap Opportunity Fund	10

Statements of Assets and Liabilities	12

Statements of Operations	14

Statements of Changes in Net Assets	16

Financial Highlights	22

Notes to Financial Statements	28

Expense Examples	38

Additional Information	40

Privacy Notice	Inside Back Cover

Semi-Annual Letter to Mutual Fund Shareholders
For the period January 1, 2016 to June 30, 2016

General Market Commentary:

The period was characterized by a level of volatility that we had not experienced in a few years.  Economic concerns drove the stock market lower in January and February only to rebound as oil prices stabilized and concerns of imminent recession faded.  The market continued to meander in the second quarter until late June when the United Kingdom voted to leave the European Union.  The result was a flight to safety lowering U.S. Treasury 10-year bond yields to under 1.5% while stocks were down following the vote.  For the period, the S&P 500 returned 3.8% led in large measure by stocks positively correlated with falling interest rates like utilities and dividend paying telecom stocks.

Performance Highlights:

Large Cap Growth

For the 6 month period from January 1, 2016 to June 30, 2016, the Fund’s Retail Class and Institutional Class shares returned 0.89% and 1.03%, respectively, compared with 1.36% for the Russell 1000 Growth Index.

Mid Cap Growth

For the 6 month period from January 1, 2016 to June 30, 2016, the Fund’s Retail Class and Institutional Class shares returned 7.00% and 7.10%, respectively, compared with 2.15% for the Russell Mid-Cap Growth Index.

All Cap Opportunity

For the 6 month period from January 1, 2016 to June 30, 2016, the Fund’s Retail Class and Institutional Class shares returned 1.23% and 1.37%, respectively, compared with 3.62% for the Russell 3000 Index.

Portfolio Commentary:

Large Cap Growth

The portfolio benefitted from strong returns from an eclectic group of stocks.  United Healthcare, the nation’s largest health insurer, reported strong first quarter earnings bolstered by its OptumRx specialty pharmacy businesses segment, driving the value of its stock up 20%.  Two industrial stocks, Illinois Tool Works and JB Hunt Transport Services each returned more than 10%, as the industrial sector benefitted from investors renewed in some of the companies in this sector, which have lagged over the prior year.  Two new additions, Schlumberger and Rockwell Automation, which provide oilfield services and industrial automation products, respectively, provided positive returns since their initial purchase.

The portfolio was restrained by three long term holdings; Apple, Alphabet (Google), and Celgene.  Apple’s core growth driver, the iPhone, is aging.  The stock pulled back over 9% as investors await a new phone or platform from the company.  Alphabet continued to grow its search business on mobile platforms but its international exposure has caused some to question whether this growth can be maintained.  Its stock was also down more than 9%.  Celgene, down 18%, is a leader in cancer therapy with its Revlimid drug.  Concerns about drug pricing weighed on biotech stocks in the period but the company continues to garner new approvals for a few of its agents.

Mid Cap Growth

During the past six months, security selection helped enable the portfolio to successfully navigate through the sharp market drop during the first five weeks of the year and the subsequent rapid recovery which paused for Brexit.

The portfolio was aided the most by performance in the Health Care sector.  A rebound in operations and results at medical device provider, The Cooper Companies, gave the company’s shares a 28% lift.  Continued strength in the veterinary business pushed Idexx Laboratories shares 27% higher and strong results from ResMed, which addresses respiratory disorders with medical devices, helped their stock rise 18% in value.  Security selection within the Consumer Discretionary sector was also strong.  The increased desire of consumers to dine outside the home, helped the chain restaurant company Texas Roadhouse boost their stock price 27%. Lastly, Dorman Products, a leading supplier of automotive replacement parts, took advantage of the world’s aging automobile fleet to drive its stock price up 20%.

Conversely, our security selection within the Financial sector resulted in a headwind for the portfolio.  Signature Bank faced dual challenges from falling interest rates and lagging taxi medallion values requiring increased loan reserves due to ride sharing competition.  These two obstacles negatively impacted its stock price by -19%. Volatile equity markets, rising expenses, and lower interest rates have challenged financial service provider Raymond James which caused the value of its shares to drop -15%.  More broadly, not owning a higher proportion of Real Estate Investment Trust securities hurt the portfolio as that group was aided by falling interest rates and benchmark changes.  Energy was another difficult area as our sole energy holding, Core Labs, could not keep up with the rallying sector.

All Cap Opportunity

The first half of 2016 showed that positive and negative performance can come from surprising sources.  NVIDIA, the maker of graphic chips for home computers, rose over 43% since the start of the year.  Demand for their high-end, premium priced chips continued to rise, driven by enthusiastic computer game-playing consumers.  Equinix was also a strong performer as it rose almost 30%, despite being found in the normally sleepy Real Estate Investment Trust sector.  The company’s data processing centers continue to see growth as greater and greater amounts of information are pushed across computer networks.

Verifone, a manufacturer and distributer of point-of-sale electronic payment devices, disappointed investors as bottlenecks impinged their business in the face of sweeping changes to checkout lanes brought by chip enabled credit card proliferation.  Similarly Palo Alto Networks, a provider of network security software, were unable to meet the ever rising expectations of Wall Street analysts in the face of continued revenue growth and rising earnings.  Despite the attractiveness of the business areas for these two stocks, both posted unexpected results.

Security selection continues to drive our results.

In Closing:

Thank you for the confidence you place in us and for your investment in the Funds.  We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	John M. Beaver, CFA	Todd Solomon, CFA
Large Cap Growth	All Cap Opportunity	Mid Cap Growth

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in small and mid-sized companies involve additional risks such as limited liquidity and greater volatility than larger companies. The Congress All Cap Opportunity Fund may invest in debt securities which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Congress Large Cap Growth Fund may invest in Exchange Traded Funds (ETFs), which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000 Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Mid-Cap

Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe. The Russell 3000 Index measures performance of the largest 3,000 U.S. companies representing approximately 98% of the U.S. Equity Universe.  One cannot invest directly in an index.

Correlation is a statistic that measures the degree to which two securities move in relation to each other.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments in this report.

Congress Funds are distributed by Quasar Distributors, LLC

CONGRESS FUNDS

SECTOR ALLOCATIONS at June 30, 2016 (Unaudited)

Congress Large Cap Growth Fund

Sector Allocation	Percent of Net Assets
Information Technology	30.4%
Consumer Discretionary	14.8%
Consumer Staples	12.8%
Health Care	12.0%
Financials	10.4%
Industrials	10.0%
Materials	5.2%
Energy	2.6%
Cash*	1.8%
Net Assets	100.0%

*	Cash Equivalents and Other Assets in Excess of Liabilities

Congress Mid Cap Growth Fund

Sector Allocation	Percent of Net Assets
Industrials	23.9%
Information Technology	18.9%
Consumer Discretionary	16.8%
Health Care	16.5%
Financials	9.5%
Consumer Staples	4.9%
Energy	2.4%
Materials	2.3%
Cash*	4.8%
Net Assets	100.0%

*	Cash Equivalents and Other Assets in Excess of Liabilities

Congress All Cap Opportunity Fund

Sector Allocation	Percent of Net Assets
Consumer Discretionary	25.8%
Information Technology	23.3%
Health Care	16.9%
Industrials	13.3%
Financials	12.5%
Energy	4.3%
Cash*	3.9%
Net Assets	100.0%

*	Cash Equivalents and Other Assets in Excess of Liabilities

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS: 95.4%

Capital Goods: 5.4%
12,200	Illinois Tool Works, Inc.	$1,270,752
10,500	Rockwell
	Automation, Inc.	1,205,610
		2,476,362

Consumer Durables
& Apparel: 1.9%
11,000	Under Armour,
	Inc. - Class A*	441,430
11,078	Under Armour,
	Inc. - Class C*	403,242
		844,672

Consumer Services: 4.9%
8,700	McDonald’s Corp.	1,046,958
21,000	Starbucks Corp.	1,199,520
		2,246,478

Diversified Financials: 7.6%
4,400	Intercontinental
	Exchange, Inc.	1,126,224
17,000	Northern Trust Corp.	1,126,420
11,300	S&P Global, Inc.	1,212,038
		3,464,682

Energy: 2.6%
15,200	Schlumberger Ltd.	1,202,016

Food & Staples Retailing: 2.7%
7,700	Costco Wholesale Corp.	1,209,208

Food, Beverage & Tobacco: 2.6%
11,000	PepsiCo, Inc.	1,165,340

Health Care Equipment
& Services: 4.7%
8,500	Stryker Corp.	1,018,555
8,000	UnitedHealth Group, Inc.	1,129,600
		2,148,155

Household & Personal
Products: 7.5%
9,000	The Clorox Co.	1,245,510
15,300	Colgate-Palmolive Co.	1,119,960
11,800	Estée Lauder
	Companies, Inc. -
	Class A	1,074,036
		3,439,506

Materials: 5.2%
10,000	Ecolab, Inc.	1,186,000
11,300	PPG Industries, Inc.	1,176,895
		2,362,895

Media: 2.5%
11,750	The Walt Disney Co.	1,149,385

Pharmaceuticals, Biotechnology
& Life Sciences: 7.3%
10,000	Celgene Corp.*	986,300
19,900	Merck & Co., Inc.	1,146,439
8,200	Thermo Fisher
	Scientific, Inc.	1,211,632
		3,344,371

Retailing: 5.5%
10,600	The Home Depot, Inc.	1,353,514
15,100	The TJX
	Companies, Inc.	1,166,173
		2,519,687

Semiconductors & Semiconductor
Equipment: 2.3%
18,600	Analog Devices, Inc.	1,053,504

Software & Services: 23.0%
10,800	Accenture PLC	1,223,532
14,400	Adobe Systems, Inc.*	1,379,376
15,200	Akamai
	Technologies, Inc.*	850,136
975	Alphabet, Inc. -
	Class A*	685,942
777	Alphabet, Inc. -
	Class C*	537,761
12,700	Automatic Data
	Processing, Inc.	1,166,749
15,300	Electronic Arts, Inc.*	1,159,128
10,300	Facebook, Inc.*	1,177,084

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Shares		Value

Software & Services: 23.0% (Continued)
28,500	PayPal Holdings, Inc.*	$1,040,535
17,000	Visa, Inc.	1,260,890
		10,481,133
Technology Hardware
& Equipment: 5.1%
19,000	Amphenol Corp.	1,089,270
13,000	Apple, Inc.	1,242,800
		2,332,070
Transportation: 4.6%
17,500	Canadian National
	Railway Co.	1,033,550
13,350	J.B. Hunt Transport
	Services, Inc.	1,080,416
		2,113,966
TOTAL COMMON STOCKS
(Cost $35,218,955)		43,553,430

REAL ESTATE
INVESTMENT TRUSTS: 2.8%
12,400	Crown Castle
	International Corp.	1,257,732
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $1,169,123)		1,257,732

SHORT-TERM INVESTMENTS: 1.7%

Money Market Fund: 1.7%
780,455	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.270%(1)	780,455
TOTAL SHORT-TERM
INVESTMENTS
(Cost $780,455)		780,455

TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $37,168,533)		45,591,617

Other Assets in Excess
of Liabilities: 0.1%		53,675

TOTAL NET
ASSETS: 100.0%		$45,645,292

*	Non-income producing security
(1)	Seven-day yield as of June 30, 2016

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS: 92.7%

Automobiles & Components: 2.6%
195,000	Dorman
	Products, Inc.*	$11,154,000

Banks: 2.3%
80,000	Signature Bank*	9,993,600

Capital Goods: 14.2%
42,500	Acuity Brands, Inc.	10,538,300
210,000	B/E Aerospace, Inc.	9,696,750
75,000	Lennox
	International, Inc.	10,695,000
340,000	Masco Corp.	10,519,600
85,000	The Middleby Corp.*	9,796,250
70,000	Snap-on, Inc.	11,047,400
		62,293,300

Commercial &
Professional Services: 7.4%
115,000	Cintas Corp.	11,284,950
85,000	Equifax, Inc.	10,914,000
265,000	Robert Half
	International, Inc.	10,112,400
		32,311,350

Consumer Durables
& Apparel: 7.4%
100,000	Carter’s, Inc.	10,647,000
250,000	G-III Apparel
	Group Ltd.*	11,430,000
100,000	Helen of Troy Ltd.*	10,284,000
		32,361,000

Consumer Services: 2.0%
195,000	Texas Roadhouse, Inc.	8,892,000

Diversified Financials: 4.7%
65,000	FactSet Research
	Systems, Inc.	10,492,300
200,000	Raymond James
	Financial, Inc.	9,860,000
		20,352,300

Energy: 2.4%
85,000	Core Laboratories N.V.	10,530,650

Food, Beverage & Tobacco: 2.4%
210,000	The Hain Celestial
	Group, Inc.*	10,447,500

Health Care Equipment
& Services: 9.5%
65,000	The Cooper
	Companies, Inc.	11,152,050
55,000	Henry Schein, Inc.*	9,724,000
170,000	ResMed, Inc.	10,749,100
150,000	VCA, Inc.*	10,141,500
		41,766,650

Household & Personal
Products: 2.5%
105,000	Church &
	Dwight Co., Inc.	10,803,450

Materials: 2.3%
80,000	International Flavors
	& Fragrances, Inc.	10,085,600

Media: 2.4%
165,000	Scripps Networks
	Interactive, Inc. -
	Class A	10,274,550

Pharmaceuticals, Biotechnology
& Life Sciences: 7.0%
200,000	Cambrex Corp.*	10,346,000
25,000	Mettler-Toledo
	International, Inc.*	9,123,000
175,000	PAREXEL
	International Corp.*	11,004,000
		30,473,000

Retailing: 2.4%
195,000	Foot Locker, Inc.	10,697,700

Semiconductors & Semiconductor
Equipment: 2.3%
220,000	Linear Technology
	Corp.	10,236,600

Software & Services: 9.5%
380,000	Genpact Ltd.*	10,199,200
125,000	Jack Henry &
	Associates, Inc.	10,908,750

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Shares		Value

Software & Services: 9.5% (Continued)
160,000	Manhattan
	Associates, Inc.*	$10,260,800
190,000	Synopsys, Inc.*	10,275,200
		41,643,950
Technology Hardware
& Equipment: 7.1%
250,000	Cognex Corp.	10,775,000
90,000	F5 Networks, Inc.*	10,245,600
125,000	IPG Photonics Corp.*	10,000,000
		31,020,600
Transportation: 2.3%
125,000	J.B. Hunt Transport
	Services, Inc.	10,116,250
TOTAL COMMON STOCKS
(Cost $361,177,199)		405,454,050

REAL ESTATE
INVESTMENT TRUSTS: 2.5%
125,000	Camden Property Trust	11,052,500

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $9,191,495)		11,052,500

SHORT-TERM INVESTMENTS: 4.1%

Money Market Fund: 4.1%
17,706,985	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.270%(1)	17,706,985
TOTAL SHORT-TERM
INVESTMENTS
(Cost $17,706,985)		17,706,985

TOTAL INVESTMENTS
IN SECURITIES: 99.3%
(Cost $388,075,679)		434,213,535

Other Assets in Excess
of Liabilities: 0.7%		3,273,448

TOTAL NET
ASSETS: 100.0%		$437,486,983

*	Non-income producing security
(1)	Seven-day yield as of June 30, 2016

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS: 87.8%

Automobiles & Components: 3.7%
30,100	Volkswagen AG - ADR	$814,205

Banks: 4.2%
62,000	People’s United
	Financial, Inc.	908,920

Capital Goods: 8.7%
30,700	General Electric Co.	966,436
14,000	United Rentals, Inc.*	939,400
		1,905,836

Consumer Services: 9.8%
14,800	Darden Restaurants, Inc.	937,432
40,700	Diamond Resorts
	International, Inc.*	1,219,372
		2,156,804

Energy: 4.3%
20,750	Baker Hughes, Inc.	936,448

Health Care Equipment
& Services: 12.3%
8,100	ABIOMED, Inc.*	885,249
19,000	Surgical Care
	Affiliates, Inc.*	905,730
5,100	Teleflex, Inc.	904,281
		2,695,260

Media: 8.3%
31,600	Starz*	945,472
32,200	Twenty-First
	Century Fox, Inc.	871,010
		1,816,482

Pharmaceuticals, Biotechnology
& Life Sciences: 4.6%
21,100	Zoetis, Inc.	1,001,406

Retailing: 4.0%
97,800	J.C. Penney Co., Inc.*	868,464

Semiconductors & Semiconductor
Equipment: 4.0%
18,800	NVIDIA Corp.	883,788

Software & Services: 15.2%
30,700	Booz Allen Hamilton
	Holding Corp.	909,948
18,000	CyberArk
	Software Ltd.*	874,620
23,000	InterXion Holding N.V.*	848,240
37,700	VeriFone Systems, Inc.*	698,958
		3,331,766

Technology Hardware
& Equipment: 4.1%
7,250	Palo Alto
	Networks, Inc.*	889,140

Transportation: 4.6%
7,900	Canadian Pacific
	Railway Ltd.	1,017,441

TOTAL COMMON STOCKS
(Cost $18,040,217)		19,225,960

REAL ESTATE
INVESTMENT TRUSTS: 8.3%
8,100	American Tower Corp.	920,241
2,300	Equinix, Inc.	891,779

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $1,141,812)		1,812,020

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited) (Continued)

Shares		Value

SHORT-TERM INVESTMENTS: 2.0%

Money Market Fund: 2.0%
448,703	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.270%(1)	$448,703

TOTAL SHORT-TERM
INVESTMENTS
(Cost $448,703)		448,703

TOTAL INVESTMENTS
IN SECURITIES: 98.1%
(Cost $19,630,732)		21,486,683

Other Assets in Excess
of Liabilities: 1.9%		422,763

TOTAL NET
ASSETS: 100.0%		$21,909,446

ADR – American Depositary Receipt
*	Non-income producing security
(1)	Seven-day yield as of June 30, 2016

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2016 (Unaudited)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
ASSETS:
Investments in securities, at value
(Cost $37,168,533, $388,075,679, and
$19,630,732, respectively)	$45,591,617	$434,213,535	$21,486,683
Cash	4,292	—	—
Receivables:
Fund shares sold	95,842	3,772,763	20,560
Dividends and interest	47,284	252,646	18,911
Investments sold	—	—	393,351
Due from advisor, net	—	—	6,261
Prepaid expenses	33,419	39,408	26,046
Total assets	45,772,454	438,278,352	21,951,812

LIABILITIES:
Payables:
Fund shares redeemed	67,647	480,917	376
Distribution fees	9,485	17,290	3,061
Transfer agent fees	9,109	20,361	8,611
Fund accounting fees	7,425	19,298	7,260
Administration fees	10,845	47,588	8,878
Investment advisory fees, net	6,115	190,245	—
Chief Compliance Officer fees	1,475	1,475	1,475
Custody fees	515	88	445
Trustee fees	1,542	2,108	1,484
Other accrued expenses	13,004	11,999	10,776
Total liabilities	127,162	791,369	42,366
NET ASSETS	$45,645,292	$437,486,983	$21,909,446

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2016 (Unaudited) (Continued)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
COMPONENTS OF NET ASSETS:
Paid-in capital	$37,207,386	$388,063,286	$20,805,602
Undistributed net investment income	174,785	231,071	60,153
Undistributed (accumulated) net realized gain
(loss) on investments and foreign currency	(159,963)	3,054,770	(812,238)
Net unrealized appreciation on investments	8,423,084	46,137,856	1,855,951
Net unrealized depreciation on translation of
other assets and liabilities in foreign currency	—	—	(22)
Net assets	$45,645,292	$437,486,983	$21,909,446

Retail Class:
Net assets	$11,839,818	$28,795,634	$4,750,620
Shares issued and outstanding (unlimited number
of shares authorized without par value)	550,695	1,865,144	339,543
Net asset value, and redemption price per share	$21.50	$15.44	$13.99

Institutional Class:
Net assets	$33,805,474	$408,691,349	$17,158,826
Shares issued and outstanding (unlimited number
of shares authorized without par value)	1,570,405	26,311,000	1,221,000
Net asset value, and redemption price per share	$21.53	$15.53	$14.05

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2016 (Unaudited)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding tax
of $1,510, $11,138, and $969, respectively)	$355,522	$1,516,972	$110,475
Interest	2,408	28,136	1,693
Total investment income	357,930	1,545,108	112,168

EXPENSES
Investment advisory fees	111,607	1,029,267	68,344
Administration fees	33,133	162,476	25,309
Transfer agent fees	26,512	69,018	27,053
Fund accounting fees	22,404	64,130	21,988
Distribution fees - Retail Class	16,636	27,453	5,791
Registration fees	14,540	22,779	14,171
Audit fees	11,732	11,732	11,732
Trustee fees	4,715	7,204	4,483
Chief Compliance Officer fees	4,475	4,475	4,475
Miscellaneous expenses	2,972	7,053	2,541
Custody fees	2,933	15,649	2,806
Legal fees	2,662	2,661	3,172
Reports to shareholders	2,563	12,190	2,257
Insurance expense	1,288	1,596	1,289
Interest expense	—	—	3
Total expenses	258,172	1,437,683	195,414
Less: fees waived	(74,127)	(123,646)	(104,193)
Net expenses	184,045	1,314,037	91,221
Net investment income	173,885	231,071	20,947

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
& FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investments
& foreign currency	(94,370)	1,131,539	(688,526)
Net increase from payments by affiliates
on the disposal of investments
in violation of restrictions	—	—	163,910
Change in net unrealized
appreciation on investments	424,674	25,703,319	758,191
Change in net unrealized depreciation
on translation of other assets and
liabilities in foreign currency	—	—	(30)
Net realized and unrealized gain
on investments & foreign currency	330,304	26,834,858	233,545
Net increase in net assets
resulting from operations	$504,189	$27,065,929	$254,492

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2016	December 31,
	(Unaudited)	2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$173,885	$250,849
Net realized gain (loss) on
investments & foreign currency	(94,370)	1,062,188
Change in net unrealized
appreciation (depreciation) on investments	424,674	(736,945)
Net increase in net assets
resulting from operations	504,189	576,092

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	(58,646)
Institutional Class	—	(191,924)
From net realized gain on investments:
Retail Class	—	(402,134)
Institutional Class	—	(783,249)
Total distributions to shareholders	—	(1,435,953)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from
net change in outstanding shares - Retail Class(1)	(3,419,375)	(2,010,375)
Increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	3,467,911	9,103,193
Total increase in net assets
from capital share transactions	48,536	7,092,818
Total increase in net assets	552,725	6,232,957

NET ASSETS
Beginning of period/year	45,092,567	38,859,610
End of period/year	$45,645,292	$45,092,567
Undistributed net investment income	$174,785	$900

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Value	Shares	Value
Retail Class
Shares sold	35,582	$723,344	41,249	$906,710
Shares issued in
reinvestment of distributions	—	—	12,376	267,806
Shares redeemed(2)	(194,787)	(4,142,719)	(143,520)	(3,184,891)
Net decrease	(159,205)	$(3,419,375)	(89,895)	$(2,010,375)

(2)	Net of redemption fees of $271 and $88, respectively.

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Value	Shares	Value
Institutional Class
Shares sold	412,590	$8,662,561	548,816	$12,319,785
Shares issued in
reinvestment of distributions	—	—	32,745	708,282
Shares redeemed(3)	(248,729)	(5,194,650)	(176,763)	(3,924,874)
Net increase	163,861	$3,467,911	404,798	$9,103,193

(3)	Net of redemption fees of $— and $200, respectively

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2016	December 31,
	(Unaudited)	2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$231,071	$278,228
Net realized gain on investments	1,131,539	3,793,767
Change in net unrealized
appreciation (depreciation) on investments	25,703,319	(5,629,346)
Net increase (decrease) in net assets
resulting from operations	27,065,929	(1,557,351)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	—
Institutional Class	—	(307,756)
From net realized gain on investments:
Retail Class	—	(118,699)
Institutional Class	—	(1,823,973)
Total distributions to shareholders	—	(2,250,428)

CAPITAL SHARE TRANSACTIONS
Increase in net assets derived from
net change in outstanding shares - Retail Class(1)	8,745,493	5,535,356
Increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	110,834,369	85,607,664
Total increase in net assets
from capital share transactions	119,579,862	91,143,020
Total increase in net assets	146,645,791	87,335,241

NET ASSETS
Beginning of period/year	290,841,192	203,505,951
End of period/year	$437,486,983	$290,841,192
Undistributed net investment income	$231,071	$—

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Value	Shares	Value
Retail Class
Shares sold	761,282	$11,217,859	1,034,154	$15,158,492
Shares issued in
reinvestment of distributions	—	—	6,687	97,301
Shares redeemed(2)	(165,009)	(2,472,366)	(663,667)	(9,720,437)
Net increase	596,273	$8,745,493	377,174	$5,535,356

(2)	Net of redemption fees of $941 and $2,097, respectively.

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Value	Shares	Value
Institutional Class
Shares sold	10,682,105	$156,581,839	8,299,965	$123,488,033
Shares issued in
reinvestment of distributions	—	—	65,590	958,925
Shares redeemed(3)	(3,171,884)	(45,747,470)	(2,618,528)	(38,839,294)
Net increase	7,510,221	$110,834,369	5,747,027	$85,607,664

(3)	Net of redemption fees of $6,901 and $12,817, respectively.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2016	December 31,
	(Unaudited)	2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$20,947	$261,195
Net realized loss on investments & foreign currency	(688,526)	(366,757)
Net increase from payments by affiliates on the
disposal of investments in violation of restrictions	163,910	—
Change in net unrealized
appreciation (depreciation) on investments	758,191	(1,619,945)
Change in net unrealized
appreciation (depreciation) on translation of
other assets and liabilities in foreign currency	(30)	8
Net increase (decrease) in net assets
resulting from operations	254,492	(1,725,499)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	(38,245)
Institutional Class	—	(200,742)
From net realized gain on investments:
Retail Class	—	(4,123)
Institutional Class	—	(18,123)
Total distributions to shareholders	—	(261,233)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from
net change in outstanding shares - Retail Class(1)	(15,256)	1,867,177
Increase (decrease) in net assets derived from
net change in outstanding shares - Institutional Class(1)	(2,561,287)	8,288,246
Total increase (decrease) in net assets
from capital share transactions	(2,576,543)	10,155,423
Total increase (decrease) in net assets	(2,322,051)	8,168,691

NET ASSETS
Beginning of period/year	24,231,497	16,062,806
End of period/year	$21,909,446	$24,231,497
Undistributed net investment income	$60,153	$39,206

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Value	Shares	Value
Retail Class
Shares sold	101,554	$1,352,142	208,369	$3,008,925
Shares issued in
reinvestment of distributions	—	—	2,464	34,098
Shares redeemed(2)	(100,973)	(1,367,398)	(77,102)	(1,175,846)
Net increase (decrease)	581	$(15,256)	133,731	$1,867,177

(2)	Net of redemption fees of $135 and $892, respectively.

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Value	Shares	Value
Institutional Class
Shares sold	299,320	$3,934,934	939,179	$14,145,340
Shares issued in
reinvestment of distributions	—	—	11,751	163,216
Shares redeemed(3)	(488,706)	(6,496,221)	(428,357)	(6,020,310)
Net increase (decrease)	(189,386)	$(2,561,287)	522,573	$8,288,246

(3)	Net of redemption fees of $70 and $197, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	June 30,
	2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value,
beginning of period/year	$21.31		$21.57	$21.10	$16.66	$14.97	$14.64

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.06		0.10	0.03	0.06	0.08	0.08
Net realized and unrealized
gain on investments	0.13		0.29	1.88	4.74	1.69	0.33
Total from
investment operations	0.19		0.39	1.91	4.80	1.77	0.41

LESS DISTRIBUTIONS:
From net investment income	—		(0.08)	(0.03)	(0.04)	(0.08)	(0.08)
From net realized gain	—		(0.57)	(1.41)	(0.32)	—	—
Total distributions	—		(0.65)	(1.44)	(0.36)	(0.08)	(0.08)
Paid-in capital from
redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value,
end of period/year	$21.50		$21.31	$21.57	$21.10	$16.66	$14.97
Total Return	0.89	%^	1.79%	8.98%	28.84%	11.81%	2.79%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$11.8		$15.1	$17.3	$19.7	$18.1	$14.1
Portfolio turnover rate	20	%^	31%	36%	51%	52%	31%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.33	%+	1.33%	1.42%	1.70%	1.97%	1.42%
After fees waived and
expenses absorbed	1.00	%+	1.00%	1.00%	1.00%	1.00%	1.00%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.27	%+	0.10%	(0.27)%	(0.38)%	(0.46)%	0.13%
After fees waived and
expenses absorbed	0.60	%+	0.43%	0.15%	0.32%	0.51%	0.55%

(1)	Calculated based on the average number of shares outstanding during the period
(2)	Less than $0.005 per share
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	June 30,
	2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value,
beginning of period/year	$21.31		$21.57	$21.10	$16.64	$14.97	$14.64

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.09		0.15	0.09	0.11	0.01	0.12
Net realized and unrealized
gain on investments	0.13		0.30	1.88	4.76	1.78	0.33
Total from
investment operations	0.22		0.45	1.97	4.87	1.79	0.45

LESS DISTRIBUTIONS:
From net investment income	—		(0.14)	(0.09)	(0.09)	(0.12)	(0.12)
From net realized gain	—		(0.57)	(1.41)	(0.32)	—	—
Total distributions	—		(0.71)	(1.50)	(0.41)	(0.12)	(0.12)
Paid-in capital from
redemption fees	—		0.00 (2)	—	0.00 (2)	—	—
Net asset value,
end of period/year	$21.53		$21.31	$21.57	$21.10	$16.64	$14.97
Total Return	1.03	%^	2.05%	9.27%	29.27%	11.94%	3.04%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$33.8		$30.0	$21.6	$14.8	$0.7	$19.7
Portfolio turnover rate	20	%^	31%	36%	51%	52%	31%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.08	%+	1.08%	1.17%	1.45%	1.72%	1.17%
After fees waived and
expenses absorbed	0.75	%+	0.75%	0.75%	0.75%	0.75%	0.75%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.52	%+	0.36%	0.01%	(0.10)%	(0.93)%	0.36%
After fees waived and
expenses absorbed	0.85	%+	0.69%	0.43%	0.60%	0.04%	0.78%

(1)	Calculated based on the average number of shares outstanding during the period
(2)	Less than $0.005 per share
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended						Period Ended
	June 30, 2016		Year Ended December 31,				December 31,
	(Unaudited)		2015		2014	2013	2012*
Net asset value,
beginning of period/year	$14.43		$14.55		$13.58	$10.16	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.01)		(0.02)		(0.01)	(0.02)	0.03
Net realized and unrealized
gain (loss) on investments	1.02		(0.00	)(2)	1.53	3.63	0.13
Total from investment operations	1.01		(0.02)		1.52	3.61	0.16

LESS DISTRIBUTIONS:
From net realized gain	—		(0.10)		(0.56)	(0.21)	—
Total distributions	—		(0.10)		(0.56)	(0.21)	—
Paid-in capital from
redemption fees	0.00	(3)	0.00	(3)	0.01	0.02	—
Net asset value, end of period/year	$15.44		$14.43		$14.55	$13.58	$10.16
Total Return	7.00	%^	(0.15)%		11.22%	35.72%	1.60	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$28.8		$18.3		$13.0	$3.7	$0.4
Portfolio turnover rate	16	%^	24%		35%	31%	0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.07	%+	1.12%		1.15%	1.42%	3.83	%+
After fees waived and
expenses absorbed	1.00	%+	1.00%		1.00%	1.00%	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.17	)%+	(0.25)%		(0.22)%	(0.62)%	(0.95	)%+
After fees waived and
expenses absorbed	(0.10	)%+	(0.13)%		(0.07)%	(0.20)%	1.88	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period
(2)	Less than $(0.005) per share
(3)	Less than $0.005 per share
^	Not annualized
+	Annualized
‡	Less than 0.5%

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended							Period Ended
	June 30, 2016		Year Ended December 31,					December 31,
	(Unaudited)		2015		2014	2013		2012*
Net asset value,
beginning of period/year	$14.50		$14.60		$13.61	$10.17		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.01		0.02		0.02	0.00	(2)	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	1.02		(0.00	)(3)	1.55	3.65		0.17
Total from investment operations	1.03		0.02		1.57	3.65		0.17

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)		(0.02)	—		—
From net realized gain	—		(0.10)		(0.56)	(0.21)		—
Total distributions	—		(0.12)		(0.58)	(0.21)		—
Paid-in capital from
redemption fees	0.00	(2)	0.00	(2)	0.00 (2)	0.00	(2)	0.00	(2)
Net asset value, end of period/year	$15.53		$14.50		$14.60	$13.61		$10.17
Total Return	7.10	%^	0.10%		11.49%	35.88%		1.70	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$408.7		$272.5		$190.5	$58.2		$30.4
Portfolio turnover rate	16	%^	24%		35%	31%		0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.82	%+	0.87%		0.90%	1.17%		3.58	%+
After fees waived and
expenses absorbed	0.75	%+	0.75%		0.75%	0.75%		0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.08	%+	0.00	%(4)	0.02%	(0.42)%		(3.12	)%+
After fees waived and
expenses absorbed	0.15	%+	0.12%		0.17%	0.00	%(4)	(0.29	)%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period
(2)	Less than $0.005 per share
(3)	Less than $(0.005) per share
(4)	Less than 0.005%
^	Not annualized
+	Annualized
‡	Less than 0.5%

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended						Period Ended
	June 30, 2016		Year Ended December 31,				December 31,
	(Unaudited)		2015	2014		2013	2012*
Net asset value,
beginning of period/year	$13.82		$14.66	$12.95		$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.00	)(2)	0.16	0.03		0.03	0.03
Net realized and unrealized
gain (loss) on investments	0.08		(0.87)	1.74		2.84	0.29
Total from investment operations	0.08		(0.71)	1.77		2.87	0.32

LESS DISTRIBUTIONS:
From net investment income	—		(0.12)	(0.00	)(2)	(0.02)	(0.03)
From net realized gain	—		(0.01)	(0.06)		(0.19)	—
Total distributions	—		(0.13)	(0.06)		(0.21)	(0.03)
Paid-in capital from
redemption fees	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	—
Reimbursement by Advisor	0.09		—	—		—	—
Net asset value, end of period/year	$13.99		$13.82	$14.66		$12.95	$10.29
Total Return	1.23	%^(4)	(4.84)%	13.67%		27.89%	3.15	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$4.8		$4.7	$3.0		$2.1	$0.4
Portfolio turnover rate	42	%^	37%	31%		41%	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.92	%+	1.89%	3.01%		5.20%	21.16	%+
After fees waived and
expenses absorbed	1.00	%+	1.00%	1.00%		1.00%	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.93	)%+	0.17%	(1.81)%		(3.95)%	(18.68	)%+
After fees waived and
expenses absorbed	(0.01	)%+	1.06%	0.20%		0.25%	1.48	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period
(2)	Less than $(0.005) per share
(3)	Less than $0.005 per share
(4)	Net increase from payments by affiliates on the disposal of investments in violation of restrictions added 0.65% to this return.
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended					Period Ended
	June 30, 2016		Year Ended December 31,			December 31,
	(Unaudited)		2015	2014	2013	2012*
Net asset value,
beginning of period/year	$13.86		$14.70	$12.98	$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.02		0.17	0.07	0.06	0.03
Net realized and unrealized
gain (loss) on investments	0.08		(0.86)	1.74	2.86	0.29
Total from investment operations	0.10		(0.69)	1.81	2.92	0.32

LESS DISTRIBUTIONS:
From net investment income	—		(0.14)	(0.03)	(0.04)	(0.03)
From net realized gain	—		(0.01)	(0.06)	(0.19)	—
Total distributions	—		(0.15)	(0.09)	(0.23)	(0.03)
Paid-in capital from
redemption fees	0.00	(2)	—	0.00 (2)	—	—
Reimbursement by Advisor	0.09		—	—	—	—
Net asset value, end of period/year	$14.05		$13.86	$14.70	$12.98	$10.29
Total Return	1.37	%^(3)	(4.67)%	13.95%	28.38%	3.18	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$17.2		$19.5	$13.1	$6.3	$1.3
Portfolio turnover rate	42	%^	37%	31%	41%	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.66	%+	1.62%	2.72%	4.95%	20.91	%+
After fees waived and
expenses absorbed	0.75	%+	0.75%	0.75%	0.75%	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.68	)%+	0.29%	(1.47)%	(3.70)%	(18.63	)%+
After fees waived and
expenses absorbed	0.23	%+	1.16%	0.50%	0.50%	1.53	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period
(2)	Less than $0.005 per share
(3)	Net increase from payments by affiliates on the disposal of investments in violation of restrictions added 0.65% to this return.
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”  The Funds commenced operations on March 31, 2009, October 31, 2012, and October 31, 2012, respectively.

The Funds offer Retail Class and Institutional Class shares.  Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Each Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price if applicable.  If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over the counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Debt securities are valued by using the mean between the closing bid and the asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016. See the Schedules of Investments for industry breakouts.

Congress Large Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$43,553,430	$—	$—	$43,553,430
Real Estate Investment Trusts	1,257,732	—	—	1,257,732
Short-Term Investments	780,455	—	—	780,455
Total Investments in Securities	$45,591,617	$—	$—	$45,591,617
Congress Mid Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$405,454,050	$—	$—	$405,454,050
Real Estate Investment Trusts	11,052,500	—	—	11,052,500
Short-Term Investments	17,706,985	—	—	17,706,985
Total Investments in Securities	$434,213,535	$—	$—	$434,213,535
Congress All Cap Opportunity Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$19,225,960	$—	$—	$19,225,960
Real Estate Investment Trusts	1,812,020	—	—	1,812,020
Short-Term Investments	448,703	—	—	448,703
Total Investments in Securities	$21,486,683	$—	$—	$21,486,683

It is the Funds’ policy to recognize transfers between levels at the end of each Fund’s reporting period.

There were no transfers made into or out of Level 1, 2, or 3 during the six months ended June 30, 2016.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

At December 31, 2015, the Congress Large Cap Growth Fund deferred, on a tax basis, post October losses of $65,593, which will be

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

recognized in the following year. The Congress Mid Cap Growth Fund and Congress All Cap Opportunity Fund did not defer any post October losses.

At December 31, 2015, the Congress All Cap Opportunity Fund had $207,599, in short-term capital loss carry-forwards available for federal income tax purposes which do not expire and retain their original character.  The Congress Large Cap Growth Fund and Congress Mid Cap Growth Fund did not have any capital loss carry-forwards.

As of June 30, 2016, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of June 30, 2016, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

G.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Funds’ net asset value per share.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Management has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee.  For the Congress Large Cap Growth Fund, the advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  For the Congress Mid Cap Growth Fund and the Congress All Cap Opportunity Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Funds.  The advisory fees incurred during the six months ended June 30, 2016, are disclosed in the Statements of Operations.

The Advisor has contractually agreed to limit each Fund’s Retail Class annual expense ratio to 1.00% and each Fund’s Institutional Class annual expense ratio to 0.75% of each class’s average daily net assets.  The amounts of expenses reimbursed during the six months ended June 30, 2016, are disclosed in the Statements of Operations.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.  At June 30, 2016, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the tables below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Congress Large Cap Growth Fund:

Expiration	Amount
December 31, 2016	$174,827
December 31, 2017	156,255
December 31, 2018	141,080
December 31, 2019	74,127
$546,289
Congress Mid Cap Growth Fund:

Expiration	Amount
December 31, 2016	$184,086
December 31, 2017	220,971
December 31, 2018	318,249
December 31, 2019	123,646
$846,952
Congress All Cap Opportunity Fund:

Expiration	Amount
December 31, 2016	$227,233
December 31, 2017	212,943
December 31, 2018	197,813
December 31, 2019	104,193
$742,182

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent.  In those capacities USBFS maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Funds to USBFS for these services for the six months ended June 30, 2016, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class shares of each Fund.  These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Funds during the six months ended June 30, 2016, are disclosed in the Statements of Operations.

During the year ended December 31, 2015, and during the six months ended June 30, 2016, two investments were made by the Advisor that caused the Congress All Cap Opportunity Fund to be out of compliance with the diversification limits described in the Fund’s Statement of Additional Information (“SAI”).  As described in the SAI, as to 75% of the Fund’s total assets, the Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer.  The Advisor sold the offending investments during the six months ended June 30, 2016.  As a result, the Advisor reimbursed the Fund for realized losses of $139,215 and $24,695, for a total of $163,910, during the six months ended June 30, 2016.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the six months ended June 30, 2016, were as follows:

Fund	Purchases	Sales
Congress Large Cap Growth Fund	$9,325,792	$8,977,340
Congress Mid Cap Growth Fund	$166,108,174	$52,008,006
Congress All Cap Opportunity Fund	$9,147,315	$11,190,391

There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2016.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2016, and the year ended December 31, 2015, were as follows:

Congress Large Cap Growth Fund:
	2016	2015
Distributions paid from:
Ordinary Income	$—	$253,374
Long-term capital gain	$—	1,182,579
	$—	$1,453,953
Congress Mid Cap Growth Fund:
	2016	2015
Distributions paid from:
Ordinary Income	$—	$278,228
Long-term capital gain	$—	1,972,200
	$—	$2,250,428
Congress All Cap Opportunity Fund:
	2016	2015
Distributions paid from:
Ordinary Income	$—	$238,989
Long-term capital gain	$—	22,244
	$—	$261,233

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at December 31, 2015, were as follows*:

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Unaudited) (Continued)

	Congress	Congress	Congress
	Large Cap	Mid Cap	All Cap
	Growth	Growth	Opportunity
	Fund	Fund	Fund
Cost of Investments**	$36,999,378	$269,104,965	$23,269,332
Gross tax unrealized
appreciation	9,452,974	36,505,719	3,378,949
Gross tax unrealized
depreciation	(1,454,564)	(16,015,299)	(2,361,212)
Net unrealized appreciation	$7,998,410	$20,490,420	$1,017,737
Undistributed
ordinary income	900	—	39,206
Undistributed long-term
capital gain	—	1,867,348	—
Total distributable earnings	900	1,867,348	39,206
Other accumulated
gains/(losses)	(65,593)	—	(207,591)
Total accumulated gains	$7,933,717	$22,357,768	$849,352

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments at the Funds’ previous fiscal year end.
**	The difference between book and tax was primarily due to wash sale and transfer-in-kind adjustments.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to the Funds credit facilities to be used for temporary or extraordinary purposes related to Fund redemptions.  The maximum lines of credit as of June 30, 2016, for the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund were $2,000,000, $15,000,000, and $3,000,000, respectively.  During the six months ended June 30, 2016, the average interest rate on the outstanding principal amount was 3.50%.  During the six months ended June 30, 2016, the Congress All Cap Opportunity Fund had an outstanding average daily loan balance of $3,835.  The maximum amount outstanding during the six months ended June 30, 2016, for the Congress All Cap Opportunity Fund was $178,000.  Interest expense for the six months ended June 30, 2016, for the Congress All Cap Opportunity Fund, is disclosed in the Statements of Operations.  The Congress Large Cap Growth Fund and the Congress Mid Cap Growth Fund did not utilize their lines of credit during the six months ended June 30, 2016.  At June 30, 2016, none of the Funds had a loan payable balance.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended June 30, 2016 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/16 – 6/30/16).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by the Funds’ transfer agent.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The examples below include, but are not limited to, investment advisory fees, fund accounting fees, custody fees, and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses.  You may use the information in the examples, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended June 30, 2016 (Unaudited) (Continued)

Congress Large Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/16	6/30/16	1/1/16 – 6/30/16
Retail Class Actual	$1,000.00	$1,008.90	$4.99	(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$5.02	(1)
Institutional Class Actual	$1,000.00	$1,010.30	$3.75	(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.13	$3.77	(2)

Congress Mid Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/16	6/30/16	1/1/16 – 6/30/16
Retail Class Actual	$1,000.00	$1,070.00	$5.15	(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$5.02	(1)
Institutional Class Actual	$1,000.00	$1,071.00	$3.86	(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.13	$3.77	(2)

Congress All Cap Opportunity Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/16	6/30/16	1/1/16 – 6/30/16
Retail Class Actual	$1,000.00	$1,012.30	$5.00	(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$5.02	(1)
Institutional Class Actual	$1,000.00	$1,013.70	$3.76	(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.13	$3.77	(2)

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00% (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

(2)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75% (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

CONGRESS FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor

CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, New York  10103

Congress Large Cap Growth Fund
Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund
Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress All Cap Opportunity Fund
Retail Class	Institutional Class
Symbol – CACOX	Symbol – IACOX
CUSIP – 74316J482	CUSIP – 74316J474

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E Richards, President/Principal Executive Officer

Date    August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E Richards, President/Principal Executive Officer

Date    August 29, 2016

By (Signature and Title)* /s/ Eric C. VanAndel
  Eric C. VanAndel, Treasurer/Principal Financial Officer

Date    August 31, 2016

* Print the name and title of each signing officer under his or her signature.